UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
(804) 267-7400

Registrant’s telephone number, including area code:	September 30

Date of fiscal year end:	March 31, 2021

Date of reporting period:

Item #1. Reports to Stockholders.

The E-Valuator Very Conservative (0%-15%)
RMS Fund

The E-Valuator Conservative (15%-30%)
RMS Fund

The E-Valuator Conservative/Moderate
(30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%)
RMS Fund

The E-Valuator Growth (70%-85%)
RMS Fund

The E-Valuator Aggressive Growth
(85%-99%) RMS Fund (collectively, the “E-Valuator Funds”)

INDEX

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2021 (unaudited)

THE E-VALUATOR FUNDS	The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SEMI-ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%)
RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	18.05%
Government	2.26%
Precious Metals	1.50%
Large Cap	0.95%
Specialty	0.76%
Industrial Metals	0.75%
Convertible	0.50%
Broad Market	0.43%
International	0.15%
Mid Cap	0.07%
Global Markets	0.05%
Thematic	0.03%
Mutual Funds:
Aggregate Bond	40.40%
Bank Loans	10.68%
Foreign Aggregate	4.40%
Emerging Market Bond	1.33%
Emerging Market Stock	1.09%
Currency	0.75%
High Yield Bond	0.48%
Convertible	0.48%
Growth Large Cap	0.45%
Blend Large Cap	0.41%
Inflation Protected	0.18%
Foreign Growth	0.10%
Blend Broad Market	0.06%
Growth Broad Market	0.05%
Value Large Cap	0.05%
Blend Mid Cap	0.04%
Foreign Value	0.03%
Blend Small Cap	0.02%
Growth Small Cap	0.01%
Money Market Funds	12.80%
99.31%

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 25.50%

BROAD MARKET – 0.43%
JPMorgan US Value Factor ETF	1,330	$45,672
The SPDR S&P 1500 Value Tilt ETF	160	22,203
Vanguard Extended Market ETF	120	21,229
		89,104

CONVERTIBLE – 0.50%
iShares Convertible Bond ETF	1,061	104,211

CORPORATE – 18.05%
iShares Fallen Angels USD Bond ETF	10,304	301,289
iShares Intermediate-Term Corporate Bond ETF	7,043	417,157
SPDR Portfolio High Yield Bond ETF	11,081	294,201
VanEck Vectors Fallen Angel High Yield Bond ETF	9,470	302,377
VanEck Vectors Investment Grade Floating Rate ETF	79,514	2,018,065
Vanguard Intermediate-Term Corporate Bond ETF	4,485	417,240
		3,750,329

GLOBAL MARKETS – 0.05%
Vanguard Total World Stock ETF	109	10,605

GOVERNMENT – 2.26%
Cambria Tail Risk ETF	8,347	156,506
Vanguard Long-Term Treasury ETF	3,788	313,646
		470,152

INDUSTRIAL METALS – 0.75%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	2,587	155,570

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 0.15%
SPDR Portfolio Developed World ex-US ETF	115	$4,066
Vanguard FTSE All-World ex-US Small Cap ETF	63	8,087
Vanguard FTSE Development Markets ETF	165	8,103
Vanguard Total International Stock ETF	165	10,346
		30,602

LARGE CAP – 0.95%
Invesco QQQ Trust Series 1 ETF	65	20,743
iShares Russell Top 200 ETF	220	20,841
Schwab Fundamental International Large Cap ETF	339	10,882
Schwab Fundamental Large Cap ETF	522	26,972
Schwab U.S. Large-Cap Growth ETF	154	19,986
Schwab U.S. Dividend Equity ETF	631	46,013
SPDR Dow Jones Industrial Average ETF Trust	65	21,462
SPDR Russell 1000 Yield Focus ETF	103	9,247
Vanguard Large-Cap ETF	114	21,124
		197,270
MID CAP – 0.07%
Schwab U.S. Mid-Cap ETF	112	8,336
Invesco S&P MidCap Momentum ETF	74	6,202
		14,538
PRECIOUS METALS – 1.50%
Aberdeen Standard Physical Silver Shares ETF	6,642	156,818
iShares Gold Trust ETF	9,597	156,047
		312,865

SPECIALTY – 0.76%
ProShares VIX Short-Term Futures ETS	16,838	157,435

THEMATIC – 0.03%
SPDR S&P Kensho Smart Mobility ETF	102	6,224

TOTAL EXCHANGE TRADED FUNDS – 25.50%
(Cost: $5,181,196)		5,298,905

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 61.01%

AGGREGATE BOND – 40.40%
American Century Short Duration Strategic Income Fund Y Class	75,787	$744,224
American Funds Bond Fund of America F3 Class	55,768	743,949
BBH Limited Duration Fund Institutional Class	122,151	1,261,824
Columbia Bond Fund I3 Class	37,285	1,313,544
Columbia Total Return Bond Fund I3 class	2,635	99,109
JPMorgan Short Duraton Core Plus Fund R6 Class	168,095	1,652,373
Sterling Capital Total Return Bond Fund R6 Class	155,567	1,701,898
Virtus AllianzGI Core Plus Bond Fund R6 Class	40,057	605,254
Wells Fargo Core Plus Bond Fund R6 Class	20,657	273,080
		8,395,255

BANK LOANS – 10.68%
Fidelity Floating Rate High Income Fund	61,147	573,556
Hartford Floating Rate Fund F Class	68,854	573,556
John Hancock Funds Floating Rate Income Fund Class R6	130,078	1,071,840
		2,218,952

BLEND BROAD MARKET – 0.06%
U.S. Vector Equity Portfolio Institutional Class	520	12,497

BLEND LARGE CAP – 0.41%
DFA Enhanced US Large Company Portfolio Institutional Class	1,001	16,006
DFA US Large Company Portfolio Institutional Class	704	20,962
JPMorgan U.S. Research Enhanced Equity Fund Class R6	646	21,892
Schwab S&P 500 Index Fund	447	27,233
		86,093

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND MID CAP – 0.04%
State Street Small/Mid Cap Equity Index K Class	22	$7,678

BLEND SMALL CAP – 0.02%
Fidelity Small Cap Index Fund	163	4,601

CONVERTIBLE – 0.48%
AllianzGI Convertible Fund Institutional Class	2,286	99,746

CURRENCY – 0.75%
Grayscale Bitcoin Trust	3,099	155,074

EMERGING MARKET BOND – 1.33%
Barings Emerging Markets Debt Blended Total Return Fund Y Class	7,400	78,034
TIAA-CREF Emerging Markets Debt Fund Institutional Class	20,132	198,499
		276,533

EMERGING MARKET STOCK – 1.09%
Fidelity Emerging Markets Index Fund	612	8,011
Vanguard Emerging Markets Bond Fund Admiral Class	8,081	219,162
		227,173

FOREIGN AGGREGATE – 4.40%
Delaware Diversified Income Fund R6 Class	30,839	281,564
Dodge & Cox Global Bond Fund	53,927	633,106
		914,670

FOREIGN GROWTH – 0.10%
American Funds SMALLCAP World Fund F3 Class	50	4,145
Vanguard International Growth Fund Admiral Class	101	16,022
		20,167

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN VALUE – 0.03%
Vanguard International Value Fund Investor Class	154	$6,537

GROWTH BROAD MARKET – 0.05%
American New Perspective Fund R6 Class	168	10,387

GROWTH LARGE CAP – 0.45%
JPMorgan Large Cap Growth Fund Class R6	492	30,864
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	822	40,920
Vanguard U.S. Growth Fund Admiral Class	124	20,851
		92,635

GROWTH SMALL CAP – 0.01%
JPMorgan Small Cap Growth Fund R6 Class	64	1,960

HIGH YIELD BOND – 0.48%
AB FlexFree High Yield Portfolio Advisor Class	10,200	100,771

INFLATION PROTECTED – 0.18%
DFA Inflation Protected Securities Portfolio Institutional Class	1,539	19,986
DFA LTIP Portfolio Institutional Class	1,746	18,592
		38,578

VALUE LARGE CAP – 0.05%
Vanguard Windsor Fund Admiral Class	132	10,627

TOTAL MUTUAL FUNDS – 61.01%
(Cost: $12,662,385)		12,679,934

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MONEY MARKET FUNDS – 12.80%
Gabelli US Treasury Money Market Fund 2.38%*	2,659,229	$2,659,229
(Cost: $2,659,229)

TOTAL INVESTMENTS – 99.31%
(Cost: $20,502,810)		20,638,068
Other assets, net of liabilities – 0.69%		144,446
NET ASSETS – 100.00%		$20,782,514

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

The E-Valuator Conservative (15%-30%)
RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	10.36%
Large Cap	2.88%
Government	2.40%
Precious Metals	2.31%
Broad Market	1.67%
Thematic	1.45%
Speciality	1.16%
Industrial Metals	1.15%
International	0.57%
Convertible	0.49%
Mid Cap	0.22%
Global Markets	0.20%
Small Cap	0.09%
Emerging Markets	0.05%
Objective Emerging Market	0.04%
Mutual Funds:
Aggregate Bond	28.38%
Bank Loans	8.78%
Objective Aggregate Bond Short	5.90%
Foreign Aggregate	5.84%
Emerging Market Bond	2.71%
Emerging Market Stock	2.02%
Growth Large Cap	1.57%
Blend Large Cap	1.33%
Currency	1.12%
Inflation Protected	0.79%
Convertible	0.50%
Foreign Growth	0.49%
High Yield Bond	0.47%
Blend Small Cap	0.21%
Value Large Cap	0.20%
Blend Broad Market	0.20%
Growth Broad Market	0.19%
Foreign Value	0.19%
Blend Mid Cap	0.15%
Growth Mid Cap	0.14%
Growth Small Cap	0.09%
Foreign Blend	0.05%
Value Mid Cap	0.05%
Money Market Funds	13.53%
99.94%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 25.04%

BROAD MARKET – 1.67%
JPMorgan US Value Factor ETF	13,009	$446,729
The SPDR S&P 1500 Value Tilt ETF	3,751	520,530
Vanguard Extended Market ETF	925	163,642
		1,130,901

CONVERTIBLE – 0.49%
iShares Convertible Bond ETF	3,391	333,064

CORPORATE – 10.36%
iShares Fallen Angels USD Bond ETF	53,422	1,562,059
iShares Intermediate-Term Corporate Bond ETF	25,844	1,530,740
SPDR Portfolio High Yield Bond ETF	52,259	1,387,476
VanEck Vectors Fallen Angel High Yield Bond ETF	31,293	999,185
Vanguard Intermediate-Term Corporate Bond ETF	16,456	1,530,902
		7,010,362

EMERGING MARKETS – 0.05%
Wisdom Tree Emerging Markets ex-State Owned Enterprise ETF	758	30,843

GLOBAL MARKETS – 0.20%
Vanguard Total World Stock ETF	1,366	132,898

GOVERNMENT – 2.40%
Cambria Tail Risk ETF	41,742	782,662
Vanguard Long-Term Treasury ETF	10,192	843,898
		1,626,560

INDUSTRIAL METALS – 1.15%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	12,939	778,089

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 0.57%
Cambria Foreign Shareholder Yield ETF	1,203	$32,484
Renaissance International IPO ETF	854	29,681
Schwab International Small-Cap Equity ETF	833	32,837
SPDR Portfolio Developed World ex-US ETF	1,824	64,497
Vanguard FTSE All-World ex-US Small Cap ETF	256	32,863
Vanguard FTSE Development Markets ETF	1,311	64,383
Vanguard Total International Stock ETF	2,044	128,159
		384,904

LARGE CAP – 2.88%
Invesco QQQ Trust Series 1 ETF	417	133,077
iShares Russell Top 200 ETF	1,401	132,717
Schwab Fundamental International Large Cap ETF	6,345	203,675
Schwab Fundamental Large Cap ETF	10,092	521,454
Schwab U.S. Large-Cap Growth ETF	1,536	199,342
Schwab U.S. Dividend Equity ETF	3,644	265,720
SPDR Dow Jones Industrial Average ETF Trust	410	135,374
SPDR Russell 1000 Yield Focus ETF	2,115	189,875
Vanguard Large-Cap ETF	894	165,658
		1,946,892
MID CAP – 0.22%
Schwab U.S. Mid-Cap ETF	1,335	99,364
Vanguard Mid-Cap Growth ETF	239	51,287
		150,651
OBJECTIVE EMERGING MARKET – 0.04%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	529	29,820

PRECIOUS METALS – 2.31%
Aberdeen Standard Physical Silver Shares ETF	33,217	784,253
iShares Gold Trust ETF	47,992	780,350
		1,564,603

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SMALL CAP – 0.09%
Vanguard Russell 2000 Value ETF	214	$29,917
Vanguard Small-Cap ETF	138	29,543
		59,460

SPECIALTY – 1.16%
ProShares VIX Short-Term Futures ETS	84,205	787,317

THEMATIC – 1.45%
Global X US Infrastructure Development ETF	34,349	860,786
Principal Millennials Index ETF	1,063	65,013
SPDR S&P Kensho Smart Mobility ETF	953	58,152
		983,951

TOTAL EXCHANGE TRADED FUNDS – 25.04%
(Cost: $16,619,356)		16,950,315

MUTUAL FUNDS – 61.37%

AGGREGATE BOND – 28.38%
American Funds Bond Fund of America F3 Class	237,191	3,164,132
Columbia Bond Fund I3 Class	98,444	3,468,191
Columbia Total Return Bond Fund I3 class	13,564	510,141
John Hancock Bond Fund R6 Class	21,822	353,951
JPMorgan Short Duraton Core Plus Fund R6 Class	490,876	4,825,311
Sterling Capital Total Return Bond Fund R6 Class	443,954	4,856,858
Virtus AllianzGI Core Plus Bond Fund R6 Class	103,571	1,564,963
Wells Fargo Core Plus Bond Fund R6 Class	35,350	467,322
		19,210,869

BANK LOANS – 8.78%
Fidelity Floating Rate High Income Fund	204,147	1,914,902
Hartford Floating Rate Fund F Class	231,175	1,925,690
John Hancock Funds Floating Rate Income Fund Class R6	255,087	2,101,917
		5,942,509

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND BROAD MARKET – 0.20%
U.S. Vector Equity Portfolio Institutional Class	5,539	$133,207

BLEND LARGE CAP – 1.33%
DFA Enhanced US Large Company Portfolio Institutional Class	14,070	224,974
DFA US Large Company Portfolio Institutional Class	12,627	376,026
JPMorgan U.S. Research Enhanced Equity Fund Class R6	2,933	99,470
Schwab S&P 500 Index Fund	3,293	200,743
		901,213

BLEND MID CAP – 0.15%
State Street Small/Mid Cap Equity Index K Class	288	102,320

BLEND SMALL CAP – 0.21%
Fidelity Small Cap Index Fund	3,703	104,289
Schwab Small-Cap Index Fund	922	35,451
		139,740

CONVERTIBLE – 0.50%
AllianzGI Convertible Fund Institutional Class	7,794	340,139

CURRENCY – 1.12%
Grayscale Bitcoin Trust	15,174	759,307

EMERGING MARKET BOND – 2.71%
Barings Emerging Markets Debt Blended Total Return Fund Y Class	64,033	675,259
TIAA-CREF Emerging Markets Debt Fund Institutional Class	117,485	1,158,400
		1,833,659

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 2.02%
American Funds New World Fund F3 Class	385	$34,144
Fidelity Emerging Markets Index Fund	2,573	33,707
Vanguard Emerging Markets Bond Fund Admiral Class	47,857	1,297,883
		1,365,734

FOREIGN AGGREGATE – 5.84%
Delaware Diversified Income Fund R6 Class	61,666	563,015
Dodge & Cox Global Bond Fund	288,442	3,386,311
		3,949,326

FOREIGN BLEND – 0.05%
Harbor International Small Cap Fund Retirement Class	2,411	37,007

FOREIGN GROWTH – 0.49%
American Funds SMALLCAP World Fund F3 Class	1,462	122,030
Vanguard International Growth Fund Admiral Class	1,306	207,230
		329,260

FOREIGN VALUE – 0.19%
Vanguard International Value Fund Investor Class	3,079	131,036

GROWTH BROAD MARKET – 0.19%
American New Perspective Fund R6 Class	2,105	130,309

GROWTH LARGE CAP – 1.57%
JPMorgan Large Cap Growth Fund Class R6	4,322	270,925
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	9,888	492,414
Vanguard U.S. Growth Fund Admiral Class	1,809	303,459
		1,066,798

GROWTH MID CAP – 0.14%
Principal MidCap Growth Fund Institutional Class	7,365	97,442

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 0.09%
JPMorgan Small Cap Growth Fund R6 Class	995	$30,342
Lord Abbett Developing Growth Fund Institutional Class	789	31,286
		61,628

HIGH YIELD BOND – 0.47%
AB FlexFree High Yield Portfolio Advisor Class	32,145	317,589

INFLATION PROTECTED – 0.79%
DFA Inflation Protected Securities Portfolio Institutional Class	20,589	267,450
DFA LTIP Portfolio Institutional Class	25,076	267,056
		534,506

OBJECTIVE AGGREGATE BOND SHORT – 5.90%
American Century Short Duration Strategic Income Fund Y Class	406,621	3,993,017

VALUE LARGE CAP – 0.20%
Vanguard Windsor Fund Admiral Class	1,682	135,356

VALUE MID CAP – 0.05%
DFA US Targeted Value Portfolio Institutional Class	1,108	32,599

TOTAL MUTUAL FUNDS – 61.37%
(Cost: $41,113,082)		41,544,570

MONEY MARKET FUNDS – 13.53%
Gabelli US Treasury Money Market Fund 2.38%*	8,845,786	8,845,786
Goldman Sachs Government Bond 0.03%*	309,513	309,513
(Cost: $9,155,299)		9,155,299

TOTAL INVESTMENTS – 99.94%
(Cost: $66,887,737)		67,650,184
Other assets, net of liabilities – 0.06%		40,570
NET ASSETS – 100.00%		$67,690,754

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

The E-Valuator Conservative/Moderate
(30%-50%) RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	8.70%
Large Cap	6.40%
Broad Market	3.22%
Government	3.00%
Precious Metals	2.50%
Thematic	1.92%
Specialty	1.51%
International	1.41%
Industrial Metals	1.24%
Convertible	0.55%
Mid Cap	0.49%
Technology	0.38%
Global Markets	0.28%
Small Cap	0.21%
Health Care	0.19%
Objective Emerging Market	0.09%
Emerging Markets	0.09%
Mutual Funds:
Aggregate Bond	23.90%
Bank Loans	5.75%
Foreign Aggregate	4.62%
Blend Large Cap	4.43%
Growth Large Cap	3.53%
Objective Aggregate Bond Short	3.47%
Emerging Market Bond	2.74%
Emerging Market Stock	1.82%
Foreign Growth	1.54%
Currency	1.24%
Inflation Protected	0.49%
Blend Small Cap	0.46%
Convertible	0.46%
High Yield Bond	0.46%
Foreign Value	0.45%
Growth Small Cap	0.45%
Blend Broad Market	0.44%
Blend Mid Cap	0.44%
Growth Broad Market	0.36%
Growth Mid Cap	0.22%
Value Large Cap	0.22%
International	0.14%
Foreign Blend	0.10%
Value Mid Cap	0.09%
Money Market Funds	12.43%
102.43%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 32.18%

BROAD MARKET – 3.22%
JPMorgan US Value Factor ETF	10,287	$353,256
The SPDR S&P 1500 Value Tilt ETF	2,543	352,895
Vanguard Extended Market ETF	905	160,103
		866,254

CONVERTIBLE – 0.55%
iShares Convertible Bond ETF	1,505	147,821

CORPORATE – 8.70%
iShares Fallen Angels USD Bond ETF	23,459	685,941
iShares Intermediate-Term Corporate Bond ETF	6,766	400,750
SPDR Portfolio High Yield Bond ETF	17,051	452,704
VanEck Vectors Fallen Angel High Yield Bond ETF	11,862	378,754
Vanguard Intermediate-Term Corporate Bond ETF	4,571	425,240
		2,343,389

EMERGING MARKETS – 0.09%
Wisdom Tree Emerging Markets ex-State Owned Enterprise ETF	622	25,309

GLOBAL MARKETS – 0.28%
Vanguard Total World Stock ETF	771	75,011

GOVERNMENT – 3.00%
Cambria Tail Risk ETF	21,528	403,650
Vanguard Long-Term Treasury ETF	4,885	404,478
		808,128

HEALTH CARE – 0.19%
The Principal Healthcare Innovators Index ETF	914	52,564

INDUSTRIAL METALS – 1.24%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	5,561	334,412

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 1.41%
Cambria Foreign Shareholder Yield ETF	1,056	$28,515
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	739	27,044
Renaissance International IPO ETF	701	24,363
Schwab International Small-Cap Equity ETF	691	27,239
SPDR Portfolio Developed World ex-US ETF	3,335	117,926
Vanguard FTSE All-World ex-US Small Cap ETF	212	27,214
Vanguard FTSE Development Markets ETF	1,614	79,263
Vanguard Total International Stock ETF	771	48,342
		379,906

LARGE CAP – 6.40%
Invesco QQQ Trust Series 1 ETF	416	132,758
iShares Russell Top 200 ETF	1,118	105,908
Schwab Fundamental International Large Cap ETF	3,257	104,550
Schwab Fundamental Large Cap ETF	4,301	222,233
Schwab U.S. Large-Cap Growth ETF	2,850	369,873
Schwab U.S. Dividend Equity ETF	5,125	373,715
SPDR Dow Jones Industrial Average ETF Trust	366	120,846
SPDR Russell 1000 Yield Focus ETF	1,314	117,965
Vanguard Large-Cap ETF	954	176,776
		1,724,624
MID CAP – 0.49%
Schwab U.S. Mid-Cap ETF	971	72,271
Vanguard Mid-Cap Growth ETF	274	58,798
		131,069
OBJECTIVE EMERGING MARKET – 0.09%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	434	24,465

PRECIOUS METALS – 2.50%
Aberdeen Standard Physical Silver Shares ETF	14,276	337,056
iShares Gold Trust ETF	20,626	335,379
		672,435

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SMALL CAP – 0.21%
Vanguard Russell 2000 Value ETF	210	$29,358
Vanguard Small-Cap ETF	126	26,974
		56,332

SPECIALTY – 1.51%
ProShares VIX Short-Term Futures ETS	43,427	406,042

TECHNOLOGY – 0.38%
SPDR FactSet Innovative Technology ETF	241	50,379
SPDR NYSE Technology ETF	357	51,658
		102,037

THEMATIC – 1.92%
Global X US Infrastructure Development ETF	14,758	369,835
Principal Millennials Index ETF	963	58,897
SPDR S&P Kensho Smart Mobility ETF	1,457	88,906
		517,638

TOTAL EXCHANGE TRADED FUNDS – 32.18%
(Cost: $8,214,398)		8,667,436

MUTUAL FUNDS – 57.82%

AGGREGATE BOND – 23.90%
American Funds Bond Fund of America F3 Class	28,463	379,697
Columbia Bond Fund I3 Class	52,521	1,850,322
Columbia Total Return Bond Fund I3 class	9,948	374,149
John Hancock Bond Fund R6 Class	6,236	101,143
JPMorgan Short Duraton Core Plus Fund R6 Class	134,265	1,319,823
Sterling Capital Total Return Bond Fund R6 Class	172,432	1,886,409
Virtus AllianzGI Core Plus Bond Fund R6 Class	24,841	375,348
Wells Fargo Core Plus Bond Fund R6 Class	11,530	152,424
		6,439,315

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BANK LOANS – 5.75%
Fidelity Floating Rate High Income Fund	25,806	$242,065
Hartford Floating Rate Fund F Class	30,138	251,054
John Hancock Funds Floating Rate Income Fund Class R6	128,138	1,055,859
		1,548,978

BLEND BROAD MARKET – 0.44%
U.S. Vector Equity Portfolio Institutional Class	4,918	118,271

BLEND LARGE CAP – 4.43%
DFA Enhanced US Large Company Portfolio Institutional Class	13,989	223,678
DFA US Large Company Portfolio Institutional Class	7,528	224,197
JPMorgan U.S. Research Enhanced Equity Fund Class R6	4,366	148,049
Schwab S&P 500 Index Fund	9,796	597,148
		1,193,072

BLEND MID CAP – 0.44%
State Street Small/Mid Cap Equity Index K Class	336	119,080

BLEND SMALL CAP – 0.46%
Fidelity Small Cap Index Fund	3,483	98,071
Schwab Small-Cap Index Fund	697	26,808
		124,879

CONVERTIBLE – 0.46%
AllianzGI Convertible Fund Institutional Class	2,826	123,313

CURRENCY – 1.24%
Grayscale Bitcoin Trust	6,660	333,266

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET BOND – 2.74%
Barings Emerging Markets Debt Blended Total Return Fund Y Class	24,686	$260,323
TIAA-CREF Emerging Markets Debt Fund Institutional Class	48,444	477,657
		737,980

EMERGING MARKET STOCK – 1.82%
American Funds New World Fund F3 Class	148	13,117
Fidelity Emerging Markets Index Fund	5,247	68,736
JPMorgan Emerging Markets Equity Fund R6 Class	576	24,795
Vanguard Emerging Markets Bond Fund Admiral Class	14,148	383,690
		490,338

FOREIGN AGGREGATE – 4.62%
Delaware Diversified Income Fund R6 Class	13,848	126,428
Dodge & Cox Global Bond Fund	95,372	1,119,669
		1,246,097

FOREIGN BLEND – 0.10%
Harbor International Small Cap Fund Retirement Class	1,823	27,985

FOREIGN GROWTH – 1.54%
American Funds SMALLCAP World Fund F3 Class	983	82,000
Artisan Institutional Small-Mid Fund Institutional Class	1,031	20,883
Invesco Global Opportunites Fund R6 Class	947	77,259
Vanguard International Growth Fund Admiral Class	1,317	208,924
WCM Institutional Small Cap Growth Fund Institutional Class	943	25,317
		414,383

FOREIGN VALUE – 0.45%
Vanguard International Value Fund Investor Class	2,830	120,463

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH BROAD MARKET – 0.36%
American New Perspective Fund R6 Class	1,579	$97,700

GROWTH LARGE CAP – 3.53%
JPMorgan Large Cap Growth Fund Class R6	2,862	179,438
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	10,375	516,676
Vanguard U.S. Growth Fund Admiral Class	1,513	253,782
		949,896

GROWTH MID CAP – 0.22%
Principal MidCap Growth Fund Institutional Class	4,509	59,660

GROWTH SMALL CAP – 0.45%
JPMorgan Small Cap Growth Fund R6 Class	2,505	76,378
Lord Abbett Developing Growth Fund Institutional Class	1,162	46,058
		122,436

HIGH YIELD BOND – 0.46%
AB FlexFree High Yield Portfolio Advisor Class	12,471	123,210

INFLATION PROTECTED – 0.49%
DFA Inflation Protected Securities Portfolio Institutional Class	4,880	63,390
DFA LTIP Portfolio Institutional Class	6,324	67,349
		130,739

INTERNATIONAL – 0.14%
Baillie Gifford International Growth Fund Institutional Class	1,825	37,640

OBJECTIVE AGGREGATE BOND SHORT – 3.47%
American Century Short Duration Strategic Income Fund Y Class	95,074	933,625

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 0.22%
Vanguard Windsor Fund Admiral Class	731	$58,837

VALUE MID CAP – 0.09%
DFA US Targeted Value Portfolio Institutional Class	822	24,167

TOTAL MUTUAL FUNDS – 57.82%
(Cost: $15,033,112)		15,575,330

MONEY MARKET FUNDS – 12.43%
Gabelli US Treasury Money Market Fund 2.38%*	2,455,623	2,455,623
Goldman Sachs Government Bond 0.03%*	892,107	892,107
(Cost: $3,347,730)		3,347,730

TOTAL INVESTMENTS – 102.43%
(Cost: $26,595,240)		27,590,496
Liabilities in excess of other assets – (2.43%)		(654,779)
NET ASSETS – 100.00%		$26,935,717

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

The E-Valuator Moderate (50%-70%)
RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	11.54%
Corporate	7.83%
Broad Market	6.97%
Precious Metals	2.99%
Government	2.85%
Thematic	2.74%
International	2.09%
Specialty	1.51%
Industrial Metals	1.49%
Global Markets	0.83%
Small Cap	0.62%
Technology	0.47%
Convertible	0.46%
Mid Cap	0.46%
Health Care	0.44%
Objective Emerging Market	0.27%
Emerging Markets	0.24%
Mutual Funds:
Aggregate Bond	13.50%
Blend Large Cap	4.69%
Foreign Aggregate	3.66%
Foreign Growth	3.57%
Bank Loans	3.55%
Emerging Market Bond	3.55%
Growth Large Cap	3.26%
Emerging Market Stock	2.10%
Foreign Value	1.72%
Currency	1.48%
Blend Small Cap	1.19%
Growth Small Cap	1.13%
Growth Broad Market	0.68%
Blend Mid Cap	0.50%
Convertible	0.46%
Inflation Protected	0.46%
High Yield Bond	0.40%
Value Large Cap	0.36%
Blend Broad Market	0.33%
Value Mid Cap	0.20%
Growth Mid Cap	0.19%
International	0.19%
Foreign Blend	0.18%
Money Market Funds	9.23%
100.38%

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 43.80%

BROAD MARKET – 6.97%
JPMorgan US Value Factor ETF	125,068	$4,294,835
The SPDR S&P 1500 Value Tilt ETF	37,031	5,138,829
Vanguard Extended Market ETF	20,902	3,697,773
		13,131,437

CONVERTIBLE – 0.46%
iShares Convertible Bond ETF	8,877	871,899

CORPORATE – 7.83%
iShares Fallen Angels USD Bond ETF	128,546	3,758,685
iShares Intermediate-Term Corporate Bond ETF	57,136	3,384,165
SPDR Portfolio High Yield Bond ETF	95,574	2,537,490
VanEck Vectors Fallen Angel High Yield Bond ETF	52,945	1,690,534
Vanguard Intermediate-Term Corporate Bond ETF	36,380	3,384,431
		14,755,305

EMERGING MARKETS – 0.24%
Wisdom Tree Emerging Markets ex-State Owned Enterprise ETF	11,056	449,869

GLOBAL MARKETS – 0.83%
Vanguard Total World Stock ETF	15,984	1,555,083

GOVERNMENT – 2.85%
Cambria Tail Risk ETF	150,462	2,821,163
Vanguard Long-Term Treasury ETF	30,729	2,544,361
		5,365,524

HEALTH CARE – 0.44%
Invesco DWA Healthcare Momentum ETF	2,647	415,685
The Principal Healthcare Innovators Index ETF	7,172	412,462
		828,147

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INDUSTRIAL METALS – 1.49%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	46,638	$2,804,586

INTERNATIONAL – 2.09%
Cambria Foreign Shareholder Yield ETF	6,921	186,887
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	4,615	168,886
Renaissance International IPO ETF	4,877	169,499
Schwab International Small-Cap Equity ETF	18,782	740,386
SPDR Portfolio Developed World ex-US ETF	16,425	580,788
Vanguard FTSE All-World ex-US Small Cap ETF	2,628	337,356
Vanguard FTSE Development Markets ETF	10,298	505,735
Vanguard Total International Stock ETF	20,042	1,256,634
		3,946,171

LARGE CAP – 11.54%
Invesco QQQ Trust Series 1 ETF	3,940	1,257,372
iShares Russell Top 200 ETF	7,905	748,841
Schwab Fundamental International Large Cap ETF	44,952	1,442,959
Schwab Fundamental Large Cap ETF	69,905	3,611,991
Schwab U.S. Large-Cap Growth ETF	44,182	5,733,940
Schwab U.S. Dividend Equity ETF	63,449	4,626,701
SPDR Dow Jones Industrial Average ETF Trust	4,256	1,405,246
SPDR Russell 1000 Yield Focus ETF	13,780	1,237,102
Vanguard Large-Cap ETF	9,098	1,685,859
		21,750,011
MID CAP – 0.46%
Schwab U.S. Mid-Cap ETF	9,049	673,517
Vanguard Mid-Cap Growth ETF	863	185,191
		858,708

OBJECTIVE EMERGING MARKET – 0.27%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	9,158	516,237

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
PRECIOUS METALS – 2.99%
Aberdeen Standard Physical Silver Shares ETF	119,735	$2,826,943
iShares Gold Trust ETF	172,991	2,812,834
		5,639,777

SMALL CAP – 0.62%
Vanguard Russell 2000 Value ETF	5,894	823,981
Vanguard Small Cap ETF	1,572	336,534
		1,160,515

SPECIALTY – 1.51%
ProShares VIX Short-Term Futures ETS	303,526	2,837,968

TECHNOLOGY – 0.47%
SPDR FactSet Innovative Technology ETF	2,235	467,204
SPDR NYSE Technology ETF	2,848	412,106
		879,310

THEMATIC – 2.74%
Global X US Infrastructure Development ETF	123,329	3,090,625
Principal Millennials Index ETF	25,415	1,554,381
SPDR S&P Kensho Smart Mobility ETF	8,644	527,457
		5,172,463

TOTAL EXCHANGE TRADED FUNDS – 43.80%
(Cost: $76,064,167)		82,523,010

MUTUAL FUNDS – 47.35%

AGGREGATE BOND – 13.50%
American Funds Bond Fund of America F3 Class	251,487	3,354,835
Columbia Bond Fund I3 Class	211,436	7,448,895
Columbia Total Return Bond Fund I3 class	4,997	187,927
Sterling Capital Total Return Bond Fund R6 Class	876,341	9,587,171

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Virtus AllianzGI Core Plus Bond Fund R6 Class	253,797	$3,834,869
Wells Fargo Core Plus Bond Fund R6 Class	76,786	1,015,112
		25,428,809

BANK LOANS – 3.55%
Fidelity Floating Rate High Income Fund	286,585	2,688,168
Hartford Floating Rate Fund F Class	329,479	2,744,563
John Hancock Funds Floating Rate Income Fund Class R6	152,851	1,259,491
		6,692,222

BLEND BROAD MARKET – 0.33%
U.S. Vector Equity Portfolio Institutional Class	25,780	620,004

BLEND LARGE CAP – 4.69%
DFA Enhanced US Large Company Portfolio Institutional Class	64,824	1,036,530
DFA US Large Company Portfolio Institutional Class	34,873	1,038,527
JPMorgan U.S. Research Enhanced Equity Fun Class R6	15,038	509,922
Schwab S&P 500 Index Fund	102,635	6,256,617
		8,841,596

BLEND MID CAP – 0.50%
State Street Small/Mid Cap Equity Index K Class	2,663	944,859

BLEND SMALL CAP – 1.19%
Fidelity Small Cap Index Fund	67,105	1,889,675
Schwab Small-Cap Index Fund	8,915	342,709
		2,232,384

CONVERTIBLE – 0.46%
Virtus AllianzGI Convertible Fund Institutional Class	19,783	863,330

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CURRENCY – 1.48%
Grayscale Bitcoin Trust	55,859	$2,795,184

EMERGING MARKET BOND – 3.55%
Barings Emerging Markets Debt Blended Total Return Fund Y Class	134,088	1,414,027
TIAA-CREF Emerging Markets Debt Fund Institutional Class	535,494	5,279,968
		6,693,995

EMERGING MARKET STOCK – 2.10%
American Funds New World Fund F3 Class	852	75,582
Fidelity Emerging Markets Index Fund	183,615	2,405,360
JPMorgan Emerging Markets Equity Fund R6 Class	12,870	553,808
Vanguard Emerging Markets Bond Fund Admiral Class	34,318	930,695
		3,965,445

FOREIGN AGGREGATE – 3.66%
Delaware Diversified Income Fund R6 Class	111,184	1,015,112
Dodge & Cox Global Bond Fund	501,136	5,883,337
		6,898,449

FOREIGN BLEND – 0.18%
Harbor International Small Cap Fund Retirement Class	21,872	335,734

FOREIGN GROWTH – 3.57%
American Funds SMALLCAP World Fund F3 Class	15,162	1,265,399
Artisan Institutional Small-Mid Fund Institutional Class	8,951	181,338
Invesco Global Opportunites Fund R6 Class	13,568	1,107,276
Vanguard International Growth Fund Admiral Class	26,329	4,176,866
		6,730,879

FOREIGN VALUE – 1.72%
Vanguard International Value Fund Investor Class	76,014	3,235,175

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH BROAD MARKET – 0.68%
American New Perspective Fund R6 Class	20,624	$1,276,422

GROWTH LARGE CAP – 3.26%
JPMorgan Large Cap Growth Fund Class R6	21,823	1,368,062
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	75,028	3,736,414
Vanguard U.S. Growth Fund Admiral Class	6,226	1,044,484
		6,148,960

GROWTH MID CAP – 0.19%
Principal MidCap Growth Fund Institutional Class	27,205	359,928

GROWTH SMALL CAP – 1.13%
JPMorgan Small Cap Growth Fund R6 Class	31,312	954,690
Lord Abbett Developing Growth Fund Institutional Class	29,588	1,172,865
		2,127,555

HIGH YIELD BOND – 0.40%
AB FlexFree High Yield Portfolio Advisor Class	76,296	753,809

INFLATION PROTECTED – 0.46%
DFA Inflation Protected Securities Portfolio Institutional Class	31,941	414,913
DFA LTIP Portfolio Institutional Class	41,939	446,654
		861,567

INTERNATIONAL – 0.19%
Baillie Gifford International Growth Fund Institutional Class	8,264	170,479
WCM International Small Cap Growth Fund Institutional Class	6,822	183,114
		353,593

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 0.36%
Vanguard Windsor Fund Admiral Class	8,368	$673,274

VALUE MID CAP – 0.20%
DFA US Targeted Value Portfolio Institutional Class	12,571	369,710

TOTAL MUTUAL FUNDS – 47.35%
(Cost: $82,262,955)		89,202,883

MONEY MARKET FUNDS – 9.23%
Gabelli US Treasury Money Market Fund 2.38%*	15,437,315	15,437,314
Goldman Sachs Government Bond 0.03%*	1,945,201	1,945,201
(Cost: $17,382,515)		17,382,515

TOTAL INVESTMENTS – 100.38%
(Cost: $175,709,637)		189,108,408
Liabilities in excess of other assets – (0.38%)		(718,062)
NET ASSETS – 100.00%		$188,390,346

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	14.33%
Broad Market	7.45%
International	6.66%
Corporate	4.22%
Precious Metals	3.49%
Thematic	3.22%
Government	2.87%
Specialty	1.76%
Industrial Metals	1.74%
Mid Cap	1.40%
Global Markets	1.01%
Small Cap	0.89%
Technology	0.69%
Health Care	0.45%
Convertible	0.41%
Emerging Markets	0.34%
Objective Emerging Market	0.23%
Mutual Funds:
Aggregate Bond	7.58%
Blend Large Cap	6.78%
Foreign Growth	5.06%
Growth Large Cap	3.39%
Emerging Market Stock	3.16%
Blend Small Cap	2.69%
Foreign Value	1.88%
Foreign Aggregate	1.87%
Currency	1.77%
Bank Loans	1.73%
Emerging Market Bond	1.31%
Growth Broad Market	0.91%
Growth Small Cap	0.88%
Blend Broad Market	0.51%
Foreign Blend	0.51%
Value Mid Cap	0.49%
Blend Mid Cap	0.45%
Convertible	0.41%
Value Large Cap	0.36%
Inflation Protected	0.29%
High Yield Bond	0.27%
Growth Mid Cap	0.19%
International	0.19%
Money Market Funds	6.22%
100.06%

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 51.16%

BROAD MARKET – 7.45%
JPMorgan US Value Factor ETF	203,050	$6,972,737
The SPDR S&P 1500 Value Tilt ETF	50,195	6,965,610
Vanguard Extended Market ETF	40,588	7,180,423
		21,118,770

CONVERTIBLE – 0.41%
iShares Convertible Bond ETF	11,729	1,152,022

CORPORATE – 4.22%
iShares Fallen Angels USD Bond ETF	130,476	3,815,118
iShares Intermediate-Term Corporate Bond ETF	36,545	2,164,560
SPDR Portfolio High Yield Bond ETF	95,769	2,542,667
VanEck Vectors Fallen Angel High Yield Bond ETF	39,790	1,270,495
Vanguard Intermediate-Term Corporate Bond ETF	23,270	2,164,808
		11,957,648

EMERGING MARKETS – 0.34%
Wisdom Tree Emerging Markets ex-State Owned Enterprise ETF	23,682	963,621

GLOBAL MARKETS – 1.01%
Vanguard Total World Stock ETF	29,525	2,872,487

GOVERNMENT – 2.87%
Cambria Tail Risk ETF	263,847	4,947,131
Vanguard Long-Term Treasury ETF	38,318	3,172,730
		8,119,861

HEALTH CARE – 0.45%
The Principal Healthcare Innovators Index ETF	22,050	1,268,096

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INDUSTRIAL METALS – 1.74%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	81,784	$4,918,097

INTERNATIONAL – 6.66%
Cambria Foreign Shareholder Yield ETF	13,527	365,268
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	13,874	507,719
Renaissance International IPO ETF	15,412	535,641
Schwab International Small-Cap Equity ETF	127,533	5,027,351
SPDR Portfolio Developed World ex-US ETF	115,314	4,077,503
Vanguard FTSE All-World ex-US Small Cap ETF	27,996	3,593,847
Vanguard FTSE Development Markets ETF	38,409	1,886,266
Vanguard Total International Stock ETF	45,859	2,875,359
		18,868,954

LARGE CAP – 14.33%
Invesco QQQ Trust Series 1 ETF	5,923	1,890,207
iShares Russell Top 200 ETF	13,367	1,266,256
Schwab Fundamental International Large Cap ETF	44,752	1,436,539
Schwab Fundamental Large Cap ETF	59,885	3,094,258
Schwab U.S. Large-Cap Growth ETF	82,903	10,759,151
Schwab U.S. Dividend Equity ETF	177,222	12,923,028
SPDR Dow Jones Industrial Average ETF Trust	6,533	2,157,066
SPDR Russell 1000 Yield Focus ETF	22,596	2,028,560
Vanguard Large-Cap ETF	27,135	5,028,116
		40,583,181
MID CAP – 1.40%
Schwab U.S. Mid-Cap ETF	48,206	3,587,973
Vanguard Mid-Cap Growth ETF	1,705	365,876
		3,953,849

OBJECTIVE EMERGING MARKET – 0.23%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	11,812	665,842

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
PRECIOUS METALS – 3.49%
Aberdeen Standard Physical Silver Shares ETF	209,964	$4,957,250
iShares Gold Trust ETF	303,353	4,932,520
		9,889,770

SMALL CAP – 0.89%
Vanguard Russell 2000 Value ETF	10,067	1,407,367
Vanguard Small-Cap Growth ETF	4,012	1,101,896
		2,509,263

SPECIALTY – 1.76%
ProShares VIX Short-Term Futures ETS	532,256	4,976,594

TECHNOLOGY – 0.69%
SPDR FactSet Innovative Technology ETF	3,354	701,120
SPDR NYSE Technology ETF	8,735	1,263,955
		1,965,075

THEMATIC – 3.22%
Global X US Infrastructure Development ETF	216,829	5,433,735
Principal Millennials Index ETF	44,946	2,748,897
SPDR S&P Kensho Smart Mobility ETF	15,313	934,399
		9,117,031

TOTAL EXCHANGE TRADED FUNDS – 51.16%
(Cost: $131,783,599)		144,900,161

MUTUAL FUNDS – 42.68%

AGGREGATE BOND – 7.58%
American Funds Bond Fund of America F3 Class	431,757	5,759,635
Columbia Bond Fund I3 Class	8,018	282,460
Columbia Total Return Bond Fund I3 Class	16,523	621,417
Sterling Capital Total Return Bond Fund R6 Class	1,053,758	11,528,117

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Virtus AllianzGI Core Plus Bond Fund R6 Class	143,239	$2,164,348
Wells Fargo Core Plus Bond Fund R6 Class	84,797	1,121,019
		21,476,996

BANK LOANS – 1.73%
Fidelity Floating Rate High Income Fund	171,700	1,610,546
Hartford Floating Rate Fund F Class	193,343	1,610,546
John Hancock Funds Floating Rate Income Fund Class R6	202,313	1,667,056
		4,888,148

BLEND BROAD MARKET – 0.51%
U.S. Vector Equity Portfolio Institutional Class	59,516	1,431,355

BLEND LARGE CAP – 6.78%
DFA Enhanced US Large Company Portfolio Institutional Class	146,903	2,348,976
DFA US Large Company Portfolio Institutional Class	79,114	2,356,002
JPMorgan U.S. Research Enhanced Equity Fund Class R6	22,601	766,399
Schwab S&P 500 Index Fund	225,431	13,742,286
		19,213,663

BLEND MID CAP – 0.45%
State Street Small/Mid Cap Equity Index K Class	3,629	1,287,590

BLEND SMALL CAP – 2.69%
Fidelity Small Cap Index Fund	248,339	6,993,227
Schwab Small-Cap Index Fund	16,386	629,866
		7,623,093

CONVERTIBLE – 0.41%
Virtus AllianzGI Convertible Fund Institutional Class	26,800	1,169,532

CURRENCY – 1.77%
Grayscale Bitcoin Trust	99,967	5,002,349

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET BOND – 1.31%
Barings Emerging Markets Debt Blended Total Return Fund Y Class	78,324	$825,970
TIAA-CREF Emerging Markets Debt Fund Institutional Class	292,596	2,884,996
		3,710,966

EMERGING MARKET STOCK – 3.16%
American Funds New World Fund F3 Class	1,281	113,578
Fidelity Emerging Markets Index Fund	551,545	7,225,235
JPMorgan Emerging Markets Equity Fund R6 Class	18,707	804,942
Vanguard Emerging Markets Bond Fund Admiral Class	29,948	812,200
		8,955,955

FOREIGN AGGREGATE – 1.87%
Delaware Diversified Income Fund R6 Class	75,096	685,626
Dodge & Cox Global Bond Fund	393,803	4,623,244
		5,308,870

FOREIGN BLEND – 0.51%
Harbor International Small Cap Fund Retirement Class	93,226	1,431,021

FOREIGN GROWTH – 5.06%
American Funds SMALLCAP World Fund F3 Class	34,905	2,913,152
Artisan Institutional Small-Mid Fund Institutional Class	14,039	284,430
Invesco Global Opportunites Fund R6 Class	35,919	2,931,335
Vanguard International Growth Fund Admiral Class	51,623	8,189,484
		14,318,401

FOREIGN VALUE – 1.88%
Vanguard International Value Fund Investor Class	124,800	5,311,475

GROWTH BROAD MARKET – 0.91%
American New Perspective Fund R6 Class	41,447	2,565,126

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH LARGE CAP – 3.39%
JPMorgan Large Cap Growth Fund Class R6	27,165	$1,703,004
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	117,316	5,842,357
Vanguard U.S. Growth Fund Admiral Class	12,245	2,054,160
		9,599,521

GROWTH MID CAP – 0.19%
Principal MidCap Growth Fund Institutional Class	41,238	545,580

GROWTH SMALL CAP – 0.88%
JPMorgan Small Cap Growth Fund R6 Class	48,154	1,468,223
Lord Abbett Developing Growth Fund Institutional Class	26,155	1,036,800
		2,505,023

HIGH YIELD BOND – 0.27%
AB FlexFree High Yield Portfolio Advisor Class	77,399	764,697

INFLATION PROTECTED – 0.29%
DFA Inflation Protected Securities Portfolio Institutional Class	32,280	419,316
DFA LTIP Portfolio Institutional Class	36,577	389,550
		808,866

INTERNATIONAL – 0.19%
Baillie Gifford International Growth Fund Institutional Class	19,757	407,589
WCM International Small Cap Growth Fund Institutional Class	5,272	141,504
		549,093

VALUE LARGE CAP – 0.36%
Vanguard Windsor Fund Admiral Class	12,577	1,011,956

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE MID CAP – 0.49%
DFA US Targeted Value Portfolio Institutional Class	47,245	$1,389,484

TOTAL MUTUAL FUNDS – 42.68%
(Cost: $106,188,104)		120,868,760

MONEY MARKET FUNDS – 6.22%
Gabelli US Treasury Money Market Fund 2.38%*	15,544,730	15,544,730
Goldman Sachs Government Bond 0.03%*	2,064,107	2,064,107
(Cost: $17,608,837)		17,608,837

TOTAL INVESTMENTS – 100.06%
(Cost: $255,580,540)		283,377,758
Liabilities in excess of other assets – (0.06%)		(180,784)
NET ASSETS – 100.00%		$283,196,974

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%)
RMS Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	17.44%
Broad Market	9.05%
International	8.94%
Precious Metals	3.99%
Thematic	2.96%
Government	2.90%
Specialty	2.01%
Industrial Metals	1.98%
Global Markets	1.78%
Mid Cap	1.46%
Corporate	0.93%
Emerging Markets	0.84%
Small Cap	0.67%
Objective Emerging Market	0.55%
Technology	0.40%
Health Care	0.18%
Convertible	0.09%
Mutual Funds:
Foreign Growth	7.01%
Blend Large Cap	6.98%
Growth Large Cap	3.99%
Emerging Market Stock	3.17%
Bank Loans	3.07%
Blend Small Cap	2.60%
Foreign Value	2.29%
Currency	2.02%
Aggregate Bond	1.75%
Growth Broad Market	1.20%
Growth Small Cap	1.01%
Value Mid Cap	0.98%
Blend Mid Cap	0.68%
Growth Mid Cap	0.61%
International	0.59%
Value Large Cap	0.55%
Blend Broad Market	0.49%
Foreign Blend	0.25%
Emerging Market Bond	0.14%
Foreign Aggregate	0.14%
Money Market Funds	4.74%
100.43%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of InvestmentsMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 56.17%

BROAD MARKET – 9.05%
JPMorgan US Value Factor ETF	144,976	$4,978,476
The SPDR S&P 1500 Value Tilt ETF	35,839	4,973,414
Vanguard Extended Market ETF	21,083	3,729,794
		13,681,684

CONVERTIBLE – 0.09%
iShares Convertible Bond ETF	1,382	135,740

CORPORATE – 0.93%
iShares Fallen Angels USD Bond ETF	24,278	709,889
SPDR Portfolio High Yield Bond ETF	5,305	140,848
Vanguard Intermediate-Term Corporate Bond ETF	5,935	552,133
		1,402,870

EMERGING MARKETS – 0.84%
Wisdom Tree Emerging Markets ex-State Owned Enterprise ETF	31,171	1,268,348

GLOBAL MARKETS – 1.78%
Vanguard Total World Stock ETF	27,606	2,685,788

GOVERNMENT – 2.90%
Cambria Tail Risk ETF	161,018	3,019,087
Vanguard Long-Term Treasury ETF	16,443	1,361,480
		4,380,567

HEALTH CARE – 0.18%
The Principal Healthcare Innovators Index ETF	4,710	270,872

INDUSTRIAL METALS – 1.98%
iPath Series B. Bloomberg Copper Subindex Total Return ETN	49,910	3,001,348

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 8.94%
Cambria Foreign Shareholder Yield ETF	5,001	$135,041
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	10,199	373,232
Renaissance International IPO ETF	9,566	332,464
Schwab International Small-Cap Equity ETF	75,364	2,970,849
SPDR Portfolio Developed World ex-US ETF	127,521	4,509,143
Vanguard FTSE All-World ex-US Small Cap ETF	20,393	2,617,849
Vanguard FTSE Development Markets ETF	43,735	2,147,826
Vanguard Total International Stock ETF	6,809	426,924
		13,513,328

LARGE CAP – 17.44%
Invesco QQQ Trust Series 1 ETF	4,519	1,442,148
iShares Russell Top 200 ETF	9,045	856,833
Schwab Fundamental International Large Cap ETF	52,480	1,684,608
Schwab Fundamental Large Cap ETF	14,535	751,023
Schwab U.S. Large-Cap Growth ETF	53,910	6,996,440
Schwab U.S. Dividend Equity ETF	110,427	8,052,337
SPDR Dow Jones Industrial Average ETF Trust	2,050	676,869
SPDR Russell 1000 Yield Focus ETF	16,545	1,485,331
Vanguard Large-Cap ETF	23,871	4,423,296
		26,368,885
MID CAP – 1.46%
Schwab U.S. Mid-Cap ETF	19,788	1,472,821
Vanguard Mid-Cap Growth ETF	3,425	734,971
		2,207,792

OBJECTIVE EMERGING MARKET – 0.55%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	14,770	832,585

PRECIOUS METALS – 3.99%
Aberdeen Standard Physical Silver Shares ETF	128,135	3,025,267
iShares Gold Trust ETF	185,127	3,010,165
		6,035,432

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SMALL CAP – 0.67%
Vanguard Russell 2000 Value ETF	2,366	$330,767
Vanguard Small-Cap Growth ETF	2,466	677,287
		1,008,054

SPECIALTY – 2.01%
ProShares VIX Short-Term Futures ETS	324,820	3,037,067

TECHNOLOGY – 0.40%
SPDR FactSet Innovative Technology ETF	1,580	330,283
SPDR NYSE Technology ETF	1,870	270,589
		600,872

THEMATIC – 2.96%
Global X US Infrastructure Development ETF	131,981	3,307,444
Principal Millennials Index ETF	5,407	330,692
SPDR S&P Kensho Smart Mobility ETF	13,628	831,581
		4,469,717

TOTAL EXCHANGE TRADED FUNDS – 56.17%
(Cost: $75,901,770)		84,900,949

MUTUAL FUNDS – 39.52%

AGGREGATE BOND – 1.75%
Columbia Bond Fund I3 Class	56,518	1,991,140
Columbia Total Return Bond Fund I3 class	17,648	663,738
		2,654,878

BANK LOANS – 3.07%
Hartford Floating Rate Fund F Class	557,871	4,647,064

BLEND BROAD MARKET – 0.49%
U.S. Vector Equity Portfolio Institutional Class	30,711	738,607

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND LARGE CAP – 6.98%
DFA Enhanced US Large Company Portfolio Institutional Class	36,917	$590,299
DFA US Large Company Portfolio Institutional Class	33,621	1,001,222
JPMorgan U.S. Research Enhanced Equity Fund Class R6	22,343	757,653
Schwab S&P 500 Index Fund	134,537	8,201,371
		10,550,545

BLEND MID CAP – 0.68%
State Street Small/Mid Cap Equity Index K Class	2,888	1,024,512

BLEND SMALL CAP – 2.60%
Fidelity Small Cap Index Fund	123,457	3,476,548
Schwab Small-Cap Index Fund	11,607	446,174
		3,922,722

CURRENCY – 2.02%
Grayscale Bitcoin Trust	60,973	3,051,089

EMERGING MARKET BOND – 0.14%
Barings Emerging Markets Debt Blended total Return Fund Y Class	7,200	75,933
TIAA-CREF Emerging Markets Debt Fund Institutional Class	13,788	135,946
		211,879

EMERGING MARKET STOCK – 3.17%
American Funds New World Fund F3 Class	824	73,046
Fidelity Emerging Markets Index Fund	324,111	4,245,848
JPMorgan Emerging Markets Equity Fund R6 Class	10,933	470,459
		4,789,353

FOREIGN AGGREGATE – 0.14%
Dodge & Cox Global Bond Fund	17,951	210,746

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN BLEND – 0.25%
Harbor International Small Cap Fund Retirement Class	24,313	$373,205

FOREIGN GROWTH – 7.01%
American Funds SMALLCAP World Fund F3 Class	30,241	2,523,883
Artisan Institutional Small-Mid Fund Institutional Class	14,327	290,266
Invesco Global Opportunites Fund R6 Class	32,384	2,642,849
Vanguard International Growth Fund Admiral Class	32,431	5,144,877
		10,601,875

FOREIGN VALUE – 2.29%
Vanguard International Value Fund Investor Class	81,248	3,457,921

GROWTH BROAD MARKET – 1.20%
American New Perspective Fund R6 Class	29,227	1,808,884

GROWTH LARGE CAP – 3.99%
JPMorgan Large Cap Growth Fund Class R6	16,967	1,063,667
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	62,594	3,117,163
Vanguard U.S. Growth Fund Admiral Class	11,049	1,853,598
		6,034,428

GROWTH MID CAP – 0.61%
Principal MidCap Growth Fund Institutional Class	69,625	921,145

GROWTH SMALL CAP – 1.01%
JPMorgan Small Cap Growth Fund R6 Class	33,217	1,012,773
Lord Abbett Developing Growth Fund Institutional Class	13,057	517,577
		1,530,350

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2021 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 0.59%
Baillie Gifford International Growth Fund Institutional Class	9,884	$203,917
WCM International Small Cap Growth Fund Institutional Class	25,567	686,229
		890,146

VALUE LARGE CAP – 0.55%
Vanguard Windsor Fund Admiral Class	10,279	827,039

VALUE MID CAP – 0.98%
DFA US Targeted Value Portfolio Institutional Class	50,472	1,484,367

TOTAL MUTUAL FUNDS – 39.52%
(Cost: $51,565,117)		59,730,755

MONEY MARKET FUNDS – 4.74%
Gabelli US Treasury Money Market Fund 2.38%*	5,627,818	5,627,818
Goldman Sachs Government Bond 0.03%*	1,537,914	1,537,914
(Cost: $7,165,732)		7,165,732

TOTAL INVESTMENTS – 100.43%
(Cost: $134,632,619)		151,797,436
Liabilities in excess of other assets – (0.43%)		(657,042)
NET ASSETS – 100.00%		$151,140,394

*Effective 7 day yield as of March 31, 2021

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Assets and Liabilities

THE E-Valuator FUNDS
March 31, 2021 (unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
ASSETS
Investments at value* (Note 1)	$20,638,068	$67,650,184	$27,590,496	$189,108,408	$283,377,758	$151,797,436
Receivable for investments sold	1,515,726	3,642,250	1,699,006	14,991,976	21,063,471	10,435,867
Receivable for capital stock sold	1,356	5,360	5,169	34,132	37,145	64,961
Dividends and interest receivable	85	496	491	5,503	7,910	3,962
Prepaid expenses	19,760	55,160	19,854	110,732	150,953	67,287
TOTAL ASSETS	22,174,995	71,353,450	29,315,016	204,250,751	304,637,237	162,369,513
LIABILITIES
Due to custodian	130,566	—	—	—	—	—
Payable for securities purchased	1,241,504	3,608,746	2,363,914	15,546,946	21,337,574	11,172,101
Payable for capital stock redeemed	10	19,356	15	209,662	22,709	315
Accrued investment advisory fees	1,636	22,136	8,649	60,779	51,477	37,658
Accrued 12b-1 fees	12,792	6,164	2,357	35,373	6,318	2,814
Accrued administration, transfer agent and accounting fees	1,737	958	682	1,295	7,439	2,787
Other accrued expenses	4,236	5,336	3,682	6,350	14,746	8,316
TOTAL LIABILITIES	1,392,481	3,662,696	2,379,299	15,860,405	21,440,263	11,223,991
NET ASSETS	$20,782,514	$67,690,754	$26,935,717	$188,390,346	$283,196,974	$151,145,522
Net Assets Consist of:
Paid In Capital	$19,539,238	$61,079,125	$23,649,430	$154,025,807	$225,076,607	$118,655,320
Distributable Earnings	1,243,276	6,611,629	3,286,287	34,364,539	58,120,367	32,490,202
Net Assets	$20,782,514	$67,690,754	$26,935,717	$188,390,346	$283,196,974	$151,145,522
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Service Class	$9,774,176	$51,538,173	$20,364,714	$148,823,174	$245,013,253	$137,602,418
R4 Class	11,008,338	16,152,581	6,571,003	39,567,172	38,183,721	13,543,104
Total	$20,782,514	$67,690,754	$26,935,717	$188,390,346	$283,196,974	$151,145,522
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Service Class	913,343	4,551,776	1,769,686	11,979,518	19,002,475	9,701,665
R4 Class	1,013,396	1,423,730	559,924	3,189,392	2,944,270	955,158
Total	1,926,739	5,975,506	2,329,610	15,168,910	21,946,745	10,656,823
Net Asset Value, Offering and Redemption Price Per Share
Service Class	$10.70	$11.32	$11.51	$12.42	$12.89	$14.18
R4 Class	10.86	11.35	11.74	12.41	12.97	14.18
* Identified cost of	$20,502,810	$66,887,737	$26,595,240	$175,709,637	$255,580,540	$134,632,619

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Operations

THE E-Valuator FUNDS
For the Six Months Ended March 31, 2021 (unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
INVESTMENT INCOME
Dividends	$260,057	$851,998	$335,568	$2,318,132	$3,070,367	$1,294,445
Interest	89	182	94	453	543	123
Total investment income	260,146	852,180	335,662	2,318,585	3,070,910	1,294,568
EXPENSES
Contractual Investment advisory fees (Note 2)	44,451	142,808	56,268	415,907	609,072	304,499
12b-1 fees - R4 Class (Note 2)	13,858	19,723	6,046	45,845	41,866	14,456
Recordkeeping and administrative services (Note 2)	4,191	12,596	5,226	39,031	55,466	27,056
Accounting fees (Note 2)	6,086	11,809	6,835	30,194	41,475	20,911
Custodian fees	5,525	7,030	7,280	10,594	18,037	8,564
Transfer agent fees (Note 2)	1,494	4,029	1,567	12,818	17,275	8,909
Audit and tax fees	1,295	4,526	1,561	12,796	18,224	8,162
Legal fees	4,222	14,996	5,886	43,489	67,198	32,047
Filing and registration fees	6,021	7,539	6,803	14,261	20,698	16,178
Trustee fees	1,088	3,686	878	6,847	9,817	5,228
Compliance fees	659	2,066	835	6,037	8,925	4,307
Insurance fees	886	1,674	937	4,566	6,112	2,935
Shareholder reports (Note 2)	4,602	11,876	5,243	38,560	39,238	21,389
Shareholder servicing (Note 2)
Service Class	2,375	2,138	1,145	3,484	11,458	5,830
R4 Class	6,420	7,883	484	18,266	17,119	7,216
Exchange fee	1,400	1,400	1,400	1,400	1,400	1,400
Other	3,934	9,060	1,956	14,788	16,903	7,998
Total expenses	108,507	264,839	110,350	718,883	1,000,283	497,085
Advisory fee waivers (Note 2)	(15,625)	(22,214)	(8,623)	(63,734)	(93,335)	(46,662)
Net expenses	92,882	242,625	101,727	655,149	906,948	450,423
Net investment income (loss)	167,264	609,555	233,935	1,663,436	2,163,962	844,145
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,243,681	5,881,464	2,826,635	24,416,712	35,006,252	17,358,107
Distributions of long-term realized gains from other investment companies	52,793	191,769	91,001	736,995	1,090,672	529,890
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(825,963)	(2,792,570)	(936,926)	(3,737,025)	1,997,210	4,667,548
Net realized and unrealized gain (loss) on investments	470,511	3,280,663	1,980,710	21,416,682	38,094,134	22,555,545
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$637,775	$3,890,218	$2,214,645	$23,080,118	$40,258,096	$23,399,690

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets

THE E-Valuator FUNDS

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$167,264	$336,513	$609,555	$1,069,037	$233,935	$295,030
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	1,296,474	(85,609)	6,073,233	775,020	2,917,636	(439,578)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(825,963)	444,330	(2,792,570)	944,879	(936,926)	1,391,829
Increase (decrease) in net assets from operations	637,775	695,234	3,890,218	2,788,936	2,214,645	1,247,281
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(109,147)	(192,250)	(767,656)	(1,680,618)	(262,999)	(178,035)
R4 Class	(103,266)	(194,163)	(268,894)	(439,431)	(33,727)	(13,676)
Decrease in net assets from distributions	(212,413)	(386,413)	(1,036,550)	(2,120,049)	(296,726)	(191,711)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	4,741,655	4,691,305	13,322,481	7,759,673	3,664,834	7,682,287
R4 Class	2,162,156	3,954,882	2,552,844	4,622,196	2,803,686	3,388,390
Distributions reinvested
Service Class	109,147	192,250	767,656	1,680,618	262,999	177,935
R4 Class	103,185	194,163	268,894	439,431	33,727	13,676
Shares redeemed
Service Class	(3,028,752)	(3,415,478)	(7,746,606)	(12,305,493)	(3,786,411)	(3,152,765)
R4 Class	(1,667,773)	(2,946,981)	(2,599,637)	(2,719,356)	(526,236)	(574,090)
Increase (decrease) in net assets from capital stock transactions)	2,419,618	2,670,141	6,565,632	(522,931)	2,452,599	7,535,433
NET ASSETS
Increase (decrease) during period	2,844,980	2,978,962	9,419,300	145,956	4,370,518	8,591,003
Beginning of period	17,937,534	14,958,572	58,271,454	58,125,498	22,565,199	13,974,196
End of period	$20,782,514	$17,937,534	$67,690,754	$58,271,454	$26,935,717	$22,565,199

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets - continued

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,663,436	$2,446,746	$2,163,962	$2,805,180	$844,145	$998,500
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	25,153,707	2,357,825	36,096,924	10,460,766	17,887,997	2,536,762
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,737,025)	7,424,520	1,997,210	11,657,184	4,667,548	7,540,328
Increase (decrease) in net assets from operations	23,080,118	12,229,091	40,258,096	24,923,130	23,399,690	11,075,590
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(5,092,144)	(3,800,913)	(13,105,844)	(3,136,540)	(3,670,478)	(872,851)
R4 Class	(1,207,140)	(732,068)	(1,678,147)	(293,244)	(341,992)	(77,452)
Decrease in net assets from distributions	(6,299,284)	(4,532,981)	(14,783,991)	(3,429,784)	(4,012,470)	(950,303)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	18,034,336	18,112,745	17,058,179	29,790,199	20,294,796	27,240,697
R4 Class	4,351,787	9,784,051	5,855,563	4,210,226	2,234,922	1,268,911
Distributions reinvested
Service Class	5,092,144	3,800,704	13,105,845	3,135,516	3,670,478	872,814
R4 Class	1,207,140	732,068	1,678,147	293,243	341,992	77,452
Shares redeemed
Service Class	(22,415,843)	(38,829,571)	(22,871,353)	(42,535,059)	(9,221,132)	(14,502,086)
R4 Class	(2,116,790)	(7,809,996)	(930,422)	(4,525,666)	(281,406)	(2,168,025)
Increase (decrease) in net assets from capital stock transactions)	4,152,774	(14,209,999)	13,895,959	(9,631,541)	17,039,650	12,789,763
NET ASSETS
Increase (decrease) during period	20,933,608	(6,513,889)	39,370,064	11,861,805	36,426,870	22,915,050
Beginning of period	167,456,738	173,970,627	243,826,910	231,965,105	114,718,652	91,803,602
End of period	$188,390,346	$167,456,738	$283,196,974	$243,826,910	$151,145,522	$114,718,652

THE E-Valuator FUNDS

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$10.47	$10.39	$10.51	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.10	0.23	0.27	0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	0.27	0.16	0.11	0.01	0.26	0.12
Total from investment activities	0.37	0.39	0.38	0.30	0.48	0.15

Distributions
Net investment income	(0.12)	(0.31)	(0.39)	(0.26)	(0.07)	—
Net realized gain	(0.02)	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.14)	(0.31)	(0.50)	(0.34)	(0.08)	—

Net asset value, end of period	$10.70	$10.47	$10.39	$10.51	$10.55	$10.15

Total Return**	3.50%	3.81%	4.02%	2.84%	4.73%	1.50%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	0.93%	1.11%	0.93%	0.90%	0.89%	0.84%
Expenses net of fee waiver	0.80%	0.80%	0.80%	0.80%	0.80%	0.68%
Net investment income (loss)(C)	1.87%	2.26%	2.69%	2.78%	2.14%	0.94%
Portfolio turnover rate**	214.76%	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$9,774	$7,772	$6,156	$10,420	$11,693	$8,834

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$10.61	$10.49	$10.48	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.08	0.21	0.24	0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.28	0.15	0.14	0.00	0.27	0.11
Total from investment activities	0.36	0.36	0.38	0.27	0.46	0.13

Distributions
Net investment income	(0.09)	(0.24)	(0.26)	(0.24)	(0.05)	—
Net realized gain	(0.02)	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.11)	(0.24)	(0.37)	(0.32)	(0.06)	—

Net asset value, end of period	$10.86	$10.61	$10.49	$10.48	$10.53	$10.13

Total Return**	3.34%	3.55%	3.92%	2.58%	4.53%	1.30%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.23%	1.31%	1.17%	1.17%	1.14%	1.09%
Expenses net of fee waiver	1.05%	1.05%	1.05%	1.05%	1.05%	0.93%
Net investment income (loss)(C)	1.56%	2.01%	2.40%	2.62%	1.89%	0.69%
Portfolio turnover rate**	214.76%	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$11,008	$10,166	$8,802	$5,802	$2,608	$7,078

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$10.76	$10.60	$10.91	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.20	0.28	0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	0.64	0.35	0.06	0.30	0.45	0.20
Total from investment activities	0.75	0.55	0.34	0.59	0.70	0.25

Distributions
Net investment income	—	(0.38)	(0.33)	(0.30)	(0.09)	—
Net realized gain	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.19)	(0.39)	(0.65)	(0.52)	(0.11)	—

Net asset value, end of period	$11.32	$10.76	$10.60	$10.91	$10.84	$10.25

Total Return**	7.04%	5.36%	3.81%	5.57%	6.83%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	0.75%	0.94%	0.76%	0.71%	0.73%	0.80%
Expenses net of fee waiver	0.68%	0.80%	0.69%	0.64%	0.64%	0.64%
Net investment income (loss)(C)	1.99%	1.94%	2.74%	2.68%	2.37%	1.54%
Portfolio turnover rate**	229.25%	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$51,538	$43,116	$45,488	$47,832	$44,436	$23,476

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017

Net asset value, beginning of period	$10.80	$10.64	$10.91	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.10	0.18	0.25	0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	0.64	0.34	0.08	0.30	0.45	0.19
Total from investment activities	0.74	0.52	0.33	0.57	0.66	0.24

Distributions
Net investment income	—	(0.35)	(0.28)	(0.26)	(0.06)	—
Net realized gain	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.19)	(0.36)	(0.60)	(0.48)	(0.08)	—

Net asset value, end of period	$11.35	$10.80	$10.64	$10.91	$10.82	$10.24

Total Return**	6.92%	5.01%	3.66%	5.34%	6.47%	2.40%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	1.09%	1.16%	1.01%	0.97%	1.09%	1.05%
Expenses net of fee waiver	1.02%	1.05%	0.94%	0.90%	1.00%	0.89%
Net investment income (loss)(C)	1.73%	1.70%	2.47%	2.44%	2.01%	1.29%
Portfolio turnover rate	229.25%	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$16,153	$15,155	$12,638	$12,016	$9,474	$25,671

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$10.64	$10.15	$10.61	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.17	0.20	0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments(^)	0.91	0.45	0.01	0.25	0.58	0.20
Total from investment activities	1.02	0.62	0.21	0.40	0.87	0.28

Distributions
Net investment income	(0.15)	(0.13)	(0.12)	(0.38)	(0.11)	—
Net realized gain	—	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.15)	(0.13)	(0.67)	(0.80)	(0.14)	—

Net asset value, end of period	$11.51	$10.64	$10.15	$10.61	$11.01	$10.28

Total Return**	9.63%	6.20%	2.77%	3.66%	8.64%	2.80%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	0.83%	1.09%	0.97%	0.81%	0.87%	0.88%
Expenses net of fee waiver	0.76%	0.80%	0.80%	0.73%	0.80%	0.72%
Net investment income (loss)(C)	1.93%	1.66%	2.07%	1.43%	2.74%	2.17%
Portfolio turnover rate	223.03%	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$20,365	$18,658	$13,059	$12,684	$14,291	$5,764

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$10.80	$10.27	$10.70	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.09	0.15	0.17	0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments(^)	0.94	0.50	0.03	0.28	0.59	0.19
Total from investment activities	1.03	0.65	0.20	0.40	0.85	0.26

Distributions
Net investment income	(0.09)	(0.12)	(0.08)	(0.31)	(0.05)	—
Net realized gain	—	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.09)	(0.12)	(0.63)	(0.73)	(0.08)	—

Net asset value, end of period	$11.74	$10.80	$10.27	$10.70	$11.03	$10.26

Total Return**	9.50%	6.39%	2.58%	3.56%	8.33%	2.60%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	1.09%	1.33%	1.22%	1.09%	1.25%	1.13%
Expenses net of fee waiver	1.02%	1.05%	1.05%	1.01%	1.05%	0.97%
Net investment income (loss)(C)	1.61%	1.45%	1.75%	1.14%	2.49%	1.92%
Portfolio turnover rate	223.03%	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$6,571	$3,907	$915	$1,046	$1,625	$8,192

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$11.34	$10.76	$11.75	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.16	0.20	0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments(^)	1.39	0.71	(0.22)	0.86	1.05	0.30
Total from investment activities	1.50	0.87	(0.02)	1.06	1.25	0.37

Distributions
Net investment income	—	(0.29)	(0.24)	(0.22)	(0.08)	—
Net realized gain	(0.42)	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.42)	(0.29)	(0.97)	(0.83)	(0.10)	—

Net asset value, end of period	$12.42	$11.34	$10.76	$11.75	$11.52	$10.37

Total Return**	13.43%	8.17%	1.09%	9.61%	12.15%	3.70%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	0.71%	0.90%	0.70%	0.67%	0.68%	0.78%
Expenses net of fee waiver	0.64%	0.80%	0.63%	0.59%	0.59%	0.62%
Net investment income (loss)(C)	1.87%	1.50%	1.95%	1.75%	1.88%	1.99%
Portfolio turnover rate	198.87%	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$148,823	$134,479	$145,402	$151,866	$133,156	$56,321

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$11.34	$10.78	$11.74	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.09	0.13	0.18	0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments(^)	1.40	0.71	(0.21)	0.84	1.06	0.30
Total from investment activities	1.49	0.84	(0.03)	1.02	1.21	0.36

Distributions
Net investment income	—	(0.28)	(0.20)	(0.17)	(0.05)	—
Net realized gain	(0.42)	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.42)	(0.28)	(0.93)	(0.78)	(0.07)	—

Net asset value, end of period	$12.41	$11.34	$10.78	$11.74	$11.50	$10.36

Total Return**	13.33%	7.88%	0.95%	9.28%	11.78%	3.60%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	1.05%	1.11%	0.95%	0.94%	1.06%	1.03%
Expenses net of fee waiver	0.99%	1.04%	0.88%	0.86%	0.97%	0.87%
Net investment income (loss)(C)	1.50%	1.24%	1.67%	1.52%	1.50%	1.74%
Portfolio turnover rate	198.87%	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$39,567	$32,978	$28,568	$26,455	$24,962	$68,443

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$11.72	$10.67	$11.95	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.10	0.13	0.17	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	1.79	1.08	(0.41)	1.08	1.38	0.38
Total from investment activities	1.89	1.21	(0.24)	1.24	1.54	0.44

Distributions
Net investment income	(0.07)	(0.16)	(0.19)	(0.20)	(0.06)	—
Net realized gain	(0.65)	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.72)	(0.16)	(1.04)	(1.19)	(0.08)	—

Net asset value, end of period	$12.89	$11.72	$10.67	$11.95	$11.90	$10.44

Total Return**	16.59%	11.49%	(0.62%)	11.02%	14.89%	4.40%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	0.69%	0.89%	0.69%	0.66%	0.68%	0.78%
Expenses net of fee waiver	0.63%	0.80%	0.62%	0.58%	0.59%	0.62%
Net investment income (loss)(C)	1.64%	1.23%	1.67%	1.34%	1.49%	1.74%
Portfolio turnover rate	171.05%	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$245,013	$215,221	$206,037	$226,003	$193,831	$84,635

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$11.78	$10.70	$11.98	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.80	0.11	0.14	0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.08	1.09	(0.42)	1.09	1.39	0.38
Total from investment activities	1.88	1.20	(0.28)	1.22	1.51	0.43

Distributions
Net investment income	(0.04)	(0.12)	(0.15)	(0.14)	(0.03)	—
Net realized gain	(0.65)	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.69)	(0.12)	(1.00)	(1.13)	(0.05)	—

Net asset value, end of period	$12.97	$11.78	$10.70	$11.98	$11.89	$10.43

Total Return**	16.39%	11.30%	(0.95% )	10.78%	14.54%	4.30%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	1.04%	1.10%	0.96%	0.93%	1.05%	1.03%
Expenses net of fee waiver	0.97%	1.03%	0.89%	0.86%	0.96%	0.87%
Net investment income (loss)(C)	1.28%	1.00%	1.37%	1.09%	1.12%	1.49%
Portfolio turnover rate	171.05%	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$38,184	$28,606	$25,928	$23,370	$20,799	$93,317

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$12.18	$11.08	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.09	0.11	0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	2.34	1.10	(0.56)	1.22	1.59	0.43
Total from investment activities	2.43	1.21	(0.42)	1.33	1.71	0.48

Distributions
Net investment income	(0.11)	(0.05)	(0.13)	(0.16)	(0.05)	—
Net realized gain	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.43)	(0.11)	(0.80)	(1.15)	(0.07)	—

Net asset value, end of period	$14.18	$12.18	$11.08	$12.30	$12.12	$10.48

Total Return**	20.24%	11.10%	(2.27% )	11.51%	16.40%	4.80%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	0.70%	0.90%	0.72%	0.69%	0.71%	0.81%
Expenses net of fee waiver	0.63%	0.80%	0.65%	0.61%	0.62%	0.65%
Net investment income (loss)(C)	1.27%	1.01%	1.27%	0.93%	1.07%	1.48%
Portfolio turnover rate	173.82%	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$137,602	$105,095	$82,222	$78,594	$56,415	$12,459

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2021 (unaudited)	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$12.19	$11.09	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.06	0.09	0.11	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	2.34	1.10	(0.55)	1.21	1.59	0.44
Total from investment activities	2.40	1.19	(0.44)	1.29	1.67	0.48

Distributions
Net investment income	(0.09)	(0.03)	(0.10)	(0.12)	(0.01)	—
Net realized gain	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.41)	(0.09)	(0.77)	(1.11)	(0.03)	—

Net asset value, end of period	$14.18	$12.19	$11.09	$12.30	$12.12	$10.48

Total Return**	19.98%	10.74%	(2.47% )	11.12%	16.01%	4.80%
Ratios/Supplemental Data
Ratio to average net assets**(B)
Total expenses	1.07%	1.11%	0.98%	0.95%	1.07%	1.06%
Expenses net of fee waiver	1.00%	1.05%	0.91%	0.87%	0.98%	0.90%
Net investment income (loss)(C)	0.93%	0.79%	1.03%	0.70%	0.70%	1.23%
Portfolio turnover rate	173.82%	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$13,543	$9,624	$9,582	$10,818	$7,428	$25,427

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial StatementsMarch 31, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal.
Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.
Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.
Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.
Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.
Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Board of Trustees of the Trust. Fair value pricing may be used, for example, when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$5,298,905	$—	$—	$5,298,905
Mutual Funds	12,679,934	—	—	12,679,934
Money Market Funds	2,659,229	—	—	2,659,229
	$20,638,068	$—	$—	$20,638,068
Conservative Fund
Exchange Traded Funds	$16,950,315	$—	$—	$16,950,315
Mutual Funds	41,544,570	—	—	41,544,570
Money Market Funds	9,155,299	—	—	9,155,299
	$67,650,184	$—	$—	$67,650,184
Conservative/Moderate Fund
Exchange Traded Funds	$8,667,436	$—	$—	$8,667,436
Mutual Funds	15,575,330	—	—	15,575,330
Money Market Funds	3,347,730	—	—	3,347,730
	$27,590,496	$—	$—	$27,590,496

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Moderate Fund
Exchange Traded Funds	$82,523,010	$—	$—	$82,523,010
Mutual Funds	89,202,883	—	—	89,22,883
Money Market Funds	17,382,515	—	—	17,382,515
	$189,108,408	$—	$—	$189,108,408
Growth Fund
Exchange Traded Funds	$144,900,161	$—	$—	$144,900,161
Mutual Funds	120,868,760	—	—	120,868,760
Money Market Funds	17,608,837	—	—	17,608,837
	$283,377,758	$—	$—	$283,377,758
Aggressive Growth Fund
Exchange Traded Funds	$84,900,949	$—	$—	$84,900,949
Mutual Funds	59,730,755	—	—	59,730,755
Money Market Funds	7,165,732	—	—	7,165,732
	$151,797,436	$—	$—	$151,797,436

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of March 31, 2021, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2022.

For the six months ended March 31, 2021, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$44,451	$(15,625)	$28,826
Conservative	142,808	(22,214)	120,594
Conservative/Moderate	56,268	(8,623)	47,645
Moderate	415,907	(63,734)	352,173
Growth	609,072	(93,335)	515,737
Aggressive Growth	304,499	(46,662)	257,837
	$1,573,005	$(250,193)	$1,322,812

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022. Effective October 1, 2019, the Adviser has elected to recoup such waivers, as applicable. During the six months ended March 31, 2021, none of the waived expenses have been recouped by the Adviser.

The total amounts of recoverable reimbursements for the Funds as of March 31, 2021 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	2024	Total
Very Conservative	$4,596	$8,763	$44,360	$15,625	$73,344
Conservative	—	—	76,974	22,214	99,188
Conservative/Moderate	—	12,903	51,412	8,623	72,938
Moderate	—	—	161,433	63,734	225,167
Growth	—	—	199,093	93,335	292,428
Aggressive Growth	—	—	99,672	46,662	146,334

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class. Prior to and until January 20, 2021, the Plan had been adopted and also was in effect with respect to each Fund’s Service Class. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2021, the following fees under 12b-1 plan and the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$13,858
Very Conservative	Service	Shareholder servicing	2,375
Very Conservative	R4	Shareholder servicing	6,420
Conservative	R4	12b-1	19,723
Conservative	Service	Shareholder servicing	2,138
Conservative	R4	Shareholder servicing	7,883
Conservative/Moderate	R4	12b-1	6,046
Conservative/Moderate	Service	Shareholder servicing	1,145
Conservative/Moderate	R4	Shareholder servicing	484
Moderate	R4	12b-1	45,845
Moderate	Service	Shareholder servicing	3,484
Moderate	R4	Shareholder servicing	18,266
Growth	R4	12b-1	41,866
Growth	Service	Shareholder servicing	11,458
Growth	R4	Shareholder servicing	17,119
Aggressive Growth	R4	12b-1	14,456

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Fund	Class	Type of Plan	Fees Incurred
Aggressive Growth	Service	Shareholder servicing	5,830
Aggressive Growth	R4	Shareholder servicing	7,216

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2021, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Very Conservative	$3,827	$1,275	$5,489
Conservative	11,456	3,345	9,931
Conservative/Moderate	4,765	1,290	6,072
Moderate	35,569	10,744	24,469
Growth	50,483	14,291	33,215
Aggressive Growth	24,611	7,447	16,839
	$130,711	$38,392	$96,015

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is the Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2021, were as follows:

Fund	Purchases	Sales
Very Conservative	$39,184,329	$39,246,301
Conservative	135,222,806	137,987,921
Conservative/Moderate	53,196,719	52,786,004
Moderate	349,359,689	365,991,150
Growth	444,696,923	458,758,330
Aggressive Growth	233,195,918	224,427,948

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:

Six months ended March 31, 2021 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$180,418	$309,780	$296,726	$—	$6,831,354	$2,409,520
Realized gains	31,995	726,770	—	6,299,284	7,952,637	1,602,950
	$212,413	$1,036,550	$296,726	$6,299,284	$14,783,991	$4,012,470

Year ended September 30, 2020
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$386,413	$1,966,261	$191,711	$4,532,981	$3,429,784	$432,375
Realized gains	—	153,788	—	—	—	517,928
	$386,413	$2,120,049	$191,711	$4,532,981	$3,429,784	$950,303

As of March 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six months ended March 31, 2021 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Accumulated net investment income	$179,838	$479,637	$216,329	$1,663,436	$2,163,984	$850,772
Accumulated net realized gain (loss)	928,180	5,369,545	2,074,702	19,302,332	28,159,165	14,474,613
Net unrealized appreciation (depreciation) on investments	135,258	762,447	995,256	13,398,771	27,797,218	17,164,817
	$1,243,276	$6,611,629	$3,286,287	$34,364,539	$58,120,367	$32,490,202

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Very Conservative	$20,502,810	$400,004	$(264,746)	$135,258
Conservative	66,887,737	1,916,907	(1,154,460)	762,447
Conservative/Moderate	26,595,240	1,443,638	(448,382)	995,256
Moderate	175,709,637	17,000,767	(3,601,996)	13,398,771
Growth	255,580,540	33,325,450	(5,528,232)	27,797,218
Aggressive Growth	134,632,619	19,672,546	(2,507,729)	17,164,817

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Very Conservative Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	440,732	197,969
Shares reinvested	10,258	9,545
Shares redeemed	(279,705)	(152,519)
Net increase (decrease)	171,285	54,995

Very Conservative Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	468,684	382,168
Shares reinvested	18,848	18,734
Shares redeemed	(338,160)	(281,954)
Net increase (decrease)	149,372	118,948

Conservative Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	1,156,177	225,404
Shares reinvested	69,471	24,268
Shares redeemed	(679,958)	(228,969)
Net increase (decrease)	545,690	20,703

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Conservative Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	754,358	438,118
Shares reinvested	160,513	41,708
Shares redeemed	(1,199,719)	(264,855)
Net increase (decrease)	(284,848)	214,971

Conservative/Moderate Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	321,242	239,534
Shares reinvested	23,661	2,972
Shares redeemed	(328,140)	(44,222)
Net increase (decrease)	16,763	198,284

Conservative/Moderate Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	764,212	326,276
Shares reinvested	17,531	1,329
Shares redeemed	(315,750)	(55,108)
Net increase (decrease)	465,993	272,497

Moderate Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	1,501,232	351,868
Shares reinvested	435,598	103,263
Shares redeemed	(1,813,404)	(173,100)
Net increase (decrease)	123,426	282,031

Moderate Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	1,707,577	917,403
Shares reinvested	347,812	66,733
Shares redeemed	(3,708,342)	(726,761)
Net increase (decrease)	(1,652,953)	257,375

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Growth Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	1,335,668	451,338
Shares reinvested	1,094,891	139,265
Shares redeemed	(1,792,745)	(74,557)
Net increase (decrease)	637,814	516,046

Growth Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	2,779,756	381,435
Shares reinvested	285,260	26,488
Shares redeemed	(4,007,033)	(401,886)
Net increase (decrease)	(942,017)	6,037

Aggressive Growth Fund
Six months ended March 31, 2021 (unaudited)	Service Class	R4 Class
Shares sold	1,465,508	159,899
Shares reinvested	283,654	26,388
Shares redeemed	(672,509)	(20,611)
Net increase (decrease)	1,076,653	165,676

Aggressive Growth Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	2,460,011	109,209
Shares reinvested	74,991	6,610
Shares redeemed	(1,330,868)	(190,585)
Net increase (decrease)	1,204,134	(74,766)

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

A Special Meeting of the Shareholders of The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) Fund, each a series portfolio of WFT, was held on May 14, 2021 for the purpose of considering the approval of the proposal which is as follows:

1.To approve a proposed change of organization of the Funds. Each fund is currently organized as a series of World Funds Trust, an investment company organized as a Delaware statutory trust. After completion of the proposed tax-free reorganization, each Fund would be a series of the E-Valuator Funds Trust, an investment company newly organized as a Delaware statutory trust.

2.To consider and act upon any other business as may properly come before the meeting and any adjournments thereof.

Under the 1940 Act, an affirmative vote of the holders of a majority of the outstanding shares of each Fund was required for the approval of Proposal 1. As defined in the 1940 Act, a “vote of the holders of a majority of the outstanding voting” shares of a Fund means the vote of (1) 67% or more of the voting shares of a Fund present at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of a Fund, whichever is less.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

The proposal was approved by the shareholders of the Funds and was effective based on the following results:

Proposal 1:

Fund	Total Outstanding Shares	Total Shares Voted	Voted For	Voted Against	Abstained
Very Conservative	1,924,749	1,138,133	1,138,133	0	0
Conservative	6,063,687	3,623,977	3,623,977	0	0
Conservative/Moderate	2,232,044	1,467,042	1,463,852	0	3,190
Moderate	15,014,465	9,947,961	9,945,369	0	2,592
Growth	21,777,512	15,283,682	15,203,983	511	79,187
Aggressive Growth	10,511,836	6,040,066	5,951,424	210	88,432

Proposal 2:

Fund	Total Outstanding Shares	Total Shares Voted	Voted For	Voted Against	Abstained
Very Conservative	1,924,749	1,138,133	1,131,757	0	6,375
Conservative	6,063,687	3,623,977	3,603,619	0	20,357
Conservative/Moderate	2,232,044	1,467,042	1,463,852	0	3,190
Moderate	15,014,465	9,947,961	9,905,479	0	42,481
Growth	21,777,512	15,283,682	15,168,163	511	115,008
Aggressive Growth	10,511,836	6,040,066	5,907,623	210	132,233

The reorganization was completed on May 21, 2021.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as noted above, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-888-507-2798 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of the semi-annual report.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2020 and held for the six months ended March 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Annualized Expense Ratio	Expenses Paid During Period Ended* (3/31/21)
Very Conservative
Service Class Actual	$1,000.00	$1,034.98	0.80%	$4.06
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.03
R4 Class Actual	$1,000.00	$1,033.42	1.05%	$5.32
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.29
Conservative
Service Class Actual	$1,000.00	$1,070.36	0.68%	$3.51
Service Class Hypothetical**	$1,000.00	$1,021.60	0.68%	$3.43
R4 Class Actual	$1,000.00	$1,069.17	1.02%	$5.26
R4 Class Hypothetical**	$1,000.00	$1,019.90	1.02%	$5.14
Conservative/Moderate
Service Class Actual	$1,000.00	$1,096.30	0.76%	$3.97
Service Class Hypothetical**	$1,000.00	$1,021.20	0.76%	$3.83
R4 Class Actual	$1,000.00	$1,095.02	1.02%	$5.33
R4 Class Hypothetical**	$1,000.00	$1,019.90	1.02%	$5.14
Moderate
Service Class Actual	$1,000.00	$1,134.26	0.64%	$3.41
Service Class Hypothetical**	$1,000.00	$1,021.80	0.64%	$3.23
R4 Class Actual	$1,000.00	$1,133.35	0.99%	$5.27
R4 Class Hypothetical**	$1,000.00	$1,020.05	0.99%	$4.99
Growth
Service Class Actual	$1,000.00	$1,165.93	0.63%	$3.40
Service Class Hypothetical**	$1,000.00	$1,021.85	0.63%	$3.18
R4 Class Actual	$1,000.00	$1,163.90	0.97%	$5.23
R4 Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$4.89
Aggressive Growth
Service Class Actual	$1,000.00	$1,202.38	0.63%	$3.46
Service Class Hypothetical**	$1,000.00	$1,021.85	0.63%	$3.18
R4 Class Actual	$1,000.00	$1,199.80	1.00%	$5.48
R4 Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.04

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-888-507-2798. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-507-2798.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: June 4, 2021

By (Signature and Title)*:	/s/ Ann MacDonald

Ann MacDonald
Principal Financial Officer

Date: June 4, 2021

* Print the name and title of each signing officer under his or her signature.